Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CleanTech Acquisition Corp
Basic and diluted weighted average shares outstanding (in Shares)	21,562,500	3,750,000	21,562,500	3,750,000
Basic and diluted earnings (loss) per share (in Dollars per share)	$ (0.04)	$ 0.00	$ 0.05	$ 0.00